Financial Instruments (Forms of Hedging) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Shareowners' equity (increase) decrease	$ 913	$ 546
Earnings (loss) effect of derivatives	(918)	(878)
Cash Flow Hedges [Member]
Derivative [Line Items]
Fair value of derivatives increase (decrease)	(911)	(546)
Shareowners' equity (increase) decrease	913	546
Net effect on earnings (loss) (hedge ineffectiveness)	2	1
Earnings (loss) effect of derivatives	(918)	(878)
Fair Value Hedges [Member]
Derivative [Line Items]
Fair value of derivatives increase (decrease)	(151)	3,863
Adjustment to carrying amount of hedged debt increase (decrease)	75	(3,939)
Earnings (loss) related to hedge ineffectiveness	(75)	(76)
Net Investment Hedges [Member]
Derivative [Line Items]
Fair value of derivatives increase (decrease)	4,871	5,192
Fair value of non-derivatives (increase) decrease	(849)	0
Shareowners' equity (increase) decrease	(4,131)	(5,741)
Earnings (loss) (spot-forward difference on derivatives)	(109)	(549)
Earnings (loss) effect of derivatives	4,547	88
Net Investment Hedges [Member] | Discontinued operations
Derivative [Line Items]
Earnings (loss) effect of derivatives	4,549	88
Economic Hedges [Member]
Derivative [Line Items]
Fair value of derivatives increase (decrease)	(2,720)	(2,198)
Change in carrying amount of item being hedged increase (decrease)	2,543	2,083
Earnings (loss) effect of derivatives	$ (177)	$ (116)